Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development [Abstract]
External research and development expenses	[1]	$ 26,178	$ 27,800	$ 23,050
Employee expenses	[2],[3]	12,587	7,216	6,771
Total research and development expenses	[4]	38,765	35,016	29,821
General and administrative [Abstract]
External costs		12,956	10,182	7,692
Employee expenses	[3],[5]	8,695	4,820	3,429
Depreciation		302	294	280
Total general and administrative expenses		21,953	15,296	11,401
Total operating expenses		60,718	50,312	41,222
Share-based compensation expense included in employees expenses for employees in research and development department		3,900	500	1,400
Share-based compensation expense included in employees expenses in general and administrative		$ 4,600	$ 700	$ 900

[1]	Includes depreciation expense, see Note 11 “Property, Plant and Equipment”.
[2]	Included in employee expenses is share-based compensation expense of $3.9 million, $0.5 million and $1.4 million for the years ended December 31, 2025, 2024 and 2023, respectively, relating to employees in the research and development department.
[3]	Includes termination expenses incurred.
[4]	Depreciation and other expenses have been reclassified to external research and development expenses for all periods presented as it provides more relevant information.
[5]	Included in employee expenses is share-based compensation expense of $4.6 million, $0.7 million and $0.9 million for the years ended December 31, 2025, 2024 and 2023, respectively, relating to employees in the general and administrative department.